Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]
(in years)
Buildings	20-50

Machinery and equipment	5-15

Software	3-5

Schedule of Finite-Lived Intangible Assets [Table Text Block]
(in years)
Technology and drawings	13-20

Customer relationships	9-15

Other intangibles	2-18

Schedule of Product Warranty Liability [Table Text Block]

	2014	2013	2012
Balance at beginning of year	$1,170	$1,133	$1,228
Provision	1,607	1,220	1,394
Claims	(1,611)	(1,183)	(1,489)
Balance at end of year	$1,166	$1,170	$1,133